SUBSIDIARY GUARANTORS (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Aug. 04, 2013	Feb. 03, 2013	Oct. 28, 2012	Jul. 29, 2012	Apr. 29, 2012	Jan. 29, 2012	Oct. 30, 2011	Jul. 31, 2011	May 01, 2011	Aug. 04, 2013	Jul. 29, 2012	Feb. 03, 2013	Jan. 29, 2012	Jan. 30, 2011
Schedule of Condensed Consolidating Statement of Operations
Net Sales	$ 2,257	$ 1,994	$ 2,146	$ 2,059	$ 1,836	$ 1,652	$ 1,893	$ 1,875	$ 1,608	$ 4,325	$ 3,895	$ 8,035	$ 7,028	$ 6,449
Cost of sales	1,596			1,465						3,066	2,778	5,715	5,014	4,608
Gross Profit	661	587	616	594	523	486	535	533	460	1,259	1,117	2,320	2,014	1,841
Operating expenses:
Selling, general and administrative	450			408						889	805	1,661	1,532	1,455
Depreciation and amortization	61			83						120	166	336	327	341
Total operating expenses	511			491						1,009	971	2,149	1,859	1,804
Operating Income	150			103						250	146	171	155	37
Interest expense	144			158						291	324	658	639	623
Loss on extinguishment & modification of debt	46									87	220
Other (income) expense, net	20									20				(6)
Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(60)			(55)						(148)	(398)	(1,196)	(484)	(585)
Provision (benefit) for income taxes	12			1						55	34	3	79	28
Income (Loss) from Continuing Operations	(72)	(714)	(53)	(56)	(376)	(167)	(119)	(108)	(169)	(203)	(432)	(1,199)	(563)	(613)
Income (Loss) from discontinued operations, net of tax											16	20	20	(6)
Net Income (Loss)	(72)	(713)	(50)	(56)	(360)	(173)	(105)	(101)	(164)	(203)	(416)	(1,179)	(543)	(619)
Other comprehensive income (loss) - foreign currency translation adjustment	(3)			(3)						(4)			(1)	9
Total Comprehensive Income (Loss)	(75)			(59)						(207)	(416)	(1,179)	(544)	(609)
Debt Issuer
Operating expenses:
Selling, general and administrative	22			16						41	36
Depreciation and amortization	4			3						8	7
Total operating expenses	26			19						49	43
Operating Income	(26)			(19)						(49)	(43)
Interest expense	145			179						292	367
Interest (income)	(75)			(75)						(149)	(150)
Net (earnings) loss of equity affiliates	(127)			(65)						(196)	(72)
Loss on extinguishment & modification of debt	46									87	220
Other (income) expense, net	20									20
Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(35)			(58)						(103)	(408)
Provision (benefit) for income taxes	37			(2)						100	16
Income (Loss) from Continuing Operations	(72)			(56)						(203)	(424)
Income (Loss) from discontinued operations, net of tax											8
Net Income (Loss)	(72)			(56)						(203)	(416)
Other comprehensive income (loss) - foreign currency translation adjustment	(3)			(3)						(4)
Total Comprehensive Income (Loss)	(75)			(59)						(207)	(416)
Guarantor Subsidiaries
Schedule of Condensed Consolidating Statement of Operations
Net Sales	2,136			1,954						4,102	3,690	7,608	6,630	6,085
Cost of sales	1,504			1,388						2,900	2,627	5,398	4,720	4,339
Gross Profit	632			566						1,202	1,063	2,210	1,910	1,746
Operating expenses:
Selling, general and administrative	407			371						805	726	1,504	1,372	1,302
Depreciation and amortization	56			79						111	158	321	313	322
Total operating expenses	463			450						916	884	1,977	1,685	1,632
Operating Income	169			116						286	179	233	225	114
Interest expense	73			75						148	150	301	298	298
Interest (income)										(1)	(2)	(3)	(3)	(4)
Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	96			41						139	31	(65)	(70)	(180)
Provision (benefit) for income taxes	(25)			(6)						(46)	(3)		10	6
Income (Loss) from Continuing Operations	121			47						185	34	(65)	(80)	(186)
Income (Loss) from discontinued operations, net of tax											8	8	(15)	(49)
Net Income (Loss)	121			47						185	42	(57)	(95)	(235)
Total Comprehensive Income (Loss)	121			47						185	42	(57)	(95)	(235)
Non-Guarantor Subsidiaries
Schedule of Condensed Consolidating Statement of Operations
Net Sales	122			105						224	205	428	398	364
Cost of sales	92			77						166	151	317	294	269
Gross Profit	30			28						58	54	111	104	95
Operating expenses:
Selling, general and administrative	22			21						44	43	94	82	71
Depreciation and amortization	1			1						1	1	2	2	3
Total operating expenses	23			22						45	44	96	84	74
Operating Income	7			6						13	10	15	20	21
Interest expense	1									1		1	1
Interest (income)				(21)							(41)	(54)	(80)	(74)
Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	6			27						12	51	68	99	95
Provision (benefit) for income taxes				9						1	21	25	37	39
Income (Loss) from Continuing Operations	6			18						11	30	43	62	56
Income (Loss) from discontinued operations, net of tax													3	1
Net Income (Loss)	6			18						11	30	43	65	57
Other comprehensive income (loss) - foreign currency translation adjustment	(3)			(3)						(4)			(1)	9
Total Comprehensive Income (Loss)	3			15						7	30	43	64	66
Eliminations
Schedule of Condensed Consolidating Statement of Operations
Net Sales	(1)									(1)		(1)
Gross Profit	(1)									(1)		(1)
Operating expenses:
Selling, general and administrative	(1)									(1)		(1)
Total operating expenses	(1)									(1)		(1)
Interest expense	(75)			(96)						(150)	(193)	(359)	(382)	(376)
Interest (income)	75			96						150	193	359	382	376
Net (earnings) loss of equity affiliates	127			65						196	72	(14)	(30)	(178)
Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(127)			(65)						(196)	(72)	14	30	178
Income (Loss) from Continuing Operations	(127)			(65)						(196)	(72)	14	30	178
Net Income (Loss)	(127)			(65)						(196)	(72)	14	30	178
Other comprehensive income (loss) - foreign currency translation adjustment	3			3						4			1	(9)
Total Comprehensive Income (Loss)	$ (124)			$ (62)						$ (192)	$ (72)	$ 14	$ 31	$ 169